Warrant Liability (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair value of warrant liability	$ 5,000	$ 168,000	$ 35,000	$ 255,000	$ 225,000
Secured debt	10,000,000		10,000,000
Juvenescence [Member]
Loan funds	4,000,000		4,000,000
Warrant [Member]
Secured debt	$ 15,160,000		$ 15,160,000